Note 2 - Inventory	9 Months Ended
Sep. 30, 2021
Notes to Financial Statements
Inventory Disclosure [Text Block]
2.	Inventory

Inventory consisted of the following (in thousands):

	September 30, 2021	December 31, 2020
Finished goods	$855	$1,142
Raw materials	628	714
	$1,483	$1,856

Finished goods primarily include product ready for shipment, as well as promotional merchandise held for sale. Raw materials primarily include ingredients, concentrate and packaging. For the three months ended September 30, 2021 and 2020, we recorded obsolete inventory expenses of $9,000 and $1,000, respectively. For the nine months ended September 30, 2021 and 2020, we recorded obsolete inventory expenses of $25,000 and $72,000, respectively.